Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Equity attributable to owners of parent	Common shares	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Non-controlling interests
Number of shares (in shares) at Mar. 31, 2020			265,619,627
Balances, beginning of year at Mar. 31, 2020	$ 2,578.3	$ 2,489.7	$ 679.5	$ 26.9	$ 193.2	$ 1,590.1	$ 88.6
Net Income (loss)	(47.5)	(47.2)				(47.2)	(0.3)
Other comprehensive (loss) income	(140.1)	(134.3)			(135.1)	0.8	(5.8)
Total comprehensive income (loss)	(187.6)	(181.5)			(135.1)	(46.4)	(6.1)
Issuance of common shares under an equity offering/ subscription receipts (in shares)			27,048,671
Issuance of common shares under an equity offering/subscription receipts	822.7	822.7	$ 822.7			0.0
Subscription receipts issuance-related costs	(12.5)	(12.5)		(12.5)
Exercise of stock options (in shares)			687,165
Exercise of stock options	12.3	12.3	$ 14.0	(1.7)
Share-based payments expense	9.8	9.8		9.8
Transactions with non-controlling interests	(10.2)	0.0					(10.2)
Number of shares (in shares) at Mar. 31, 2021			293,355,463
Balances, end of year at Mar. 31, 2021	3,212.8	3,140.5	$ 1,516.2	22.5	58.1	1,543.7	72.3
Net Income (loss)	150.0	141.7				141.7	8.3
Other comprehensive (loss) income	(13.2)	(11.9)			(104.1)	92.2	(1.3)
Total comprehensive income (loss)	136.8	129.8			(104.1)	233.9	7.0
Issuance of common shares under an equity offering/ subscription receipts (in shares)			22,400,000
Issuance of common shares under an equity offering/subscription receipts	689.7	689.7	$ 677.2	12.5
Exercise of stock options (in shares)			1,268,660
Exercise of stock options	27.1	27.1	$ 31.3	(4.2)
Share-based payments expense	7.8	7.8		7.8
Transfer of realized cash flow hedge losses related to business combinations	14.8	14.8			14.8
Transactions with non-controlling interests	(2.4)	0.0					(2.4)
Number of shares (in shares) at Mar. 31, 2022			317,024,123
Balances, end of year at Mar. 31, 2022	$ 4,086.6	$ 4,009.7	$ 2,224.7	$ 38.6	$ (31.2)	$ 1,777.6	$ 76.9